DEFERRED TAX - Unrecognised tax losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax losses
Unrecognised tax losses	¥ 6,929,903	¥ 6,593,510
Within 1 year
Tax losses
Unrecognised tax losses		213,992
Between 1 and 2 years
Tax losses
Unrecognised tax losses	742,693	795,012
Between 2 and 3 years
Tax losses
Unrecognised tax losses	590,293	536,394
2024
Tax losses
Unrecognised tax losses	1,778,927	1,890,765
2025
Tax losses
Unrecognised tax losses	2,405,862	2,590,350
2026 and beyond
Tax losses
Unrecognised tax losses	¥ 1,412,128	¥ 566,997